Summary of Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Office furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Fit out and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years